CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($) year	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Capital Stock [Abstract]
Expected option life (years) | year	3.48	3.56
Expected volatility	55.35%	54.90%
Expected dividend yield	$ 0	$ 0
Risk-free interest rate	3.10%	0.72%
Expected forfeiture rate	1.00%	1.00%
Fair value per share			$ 3.72		$ 4.12
Total fair value				$ 2,701		$ 5,137